Note 8 - Stockholders' Deficit (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Options outstanding, beginning	3,544,473	716,277	716,277
Options granted	2,478,960	1,970,000
Options exercised	0	0
Options forfeited and cancelled	(183,660)	(66,910)
Options outstanding, ending	5,839,773	2,619,367	3,544,473	716,277
Weighted average exercise price outstanding, beginning	$ 0.83	$ 1.10	$ 1.10
Weighted average exercise price, granted	1.44	0.46
Weighted average exercise price, exercised	0.00	0.00
Weighted average exercise price, forfeited and cancelled	0.46	0.62
Weighted average exercise price outstanding, ending	$ 1.1	$ 0.61	$ 0.83	$ 1.10
Weighted average remaining contract term, outstanding	8 years 9 months 11 days	8 years 1 month 28 days
Weighted average remaining contract term, exercisable	7 years 11 months 23 days	7 years 9 months
Employee Stock Option [Member]
Options outstanding, beginning	3,544,473	716,277	716,277	900,402
Options granted			2,925,106	0
Options exercised			0	0
Options forfeited and cancelled			(96,910)	(184,125)
Options outstanding, ending			3,544,473	716,277
Options exercisable			1,356,806	589,476
Weighted average exercise price outstanding, beginning	$ 0.83	$ 1.1	$ 1.1	$ 1.13
Weighted average exercise price, granted			0.78
Weighted average exercise price, forfeited and cancelled			0.57	1.63
Weighted average exercise price outstanding, ending			0.83	1.1
Weighted average exercise price exercisable			$ 0.74	$ 1.11
Weighted average remaining contract term, outstanding			8 years 10 months 13 days	7 years 1 month 2 days
Weighted average remaining contract term, exercisable			7 years 8 months 16 days	6 years 9 months 18 days